Document and Entity Information	Dec. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2025
Entity File Number	000-22874
Entity Registrant Name	VIAVI SOLUTIONS INC.
Entity Central Index Key	0000912093
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-2579683
Entity Address, Address Line One	1445 South Spectrum Blvd
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85286
City Area Code	408
Local Phone Number	404-3600
Title of 12(b) Security	Common Stock, par value of $0.001 per share
Trading Symbol	VIAV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false